Merger (Tables)	12 Months Ended
Dec. 31, 2013
Merger [Abstract]
Business Acquisition, Pro Forma Information
The unaudited pro forma consolidated financial information was prepared using the full cost method of accounting for oil and gas activities.

Pro Forma Consolidated Combined Statements of Operations (Unaudited)
For the Year Ended December 31,

	2013	2012
Revenues	$14,362,000	$15,483,000
Income from operations	$2,106,000	$2,967,200
Net income (loss)	$(141,700)	$286,200
Net income (loss) per common share	$-	$-